LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
Schedule of Investments [Line Items]
Held-to-maturity investments		$ 52,965
Long-term Investments, Total	$ 571,601	850,695
BabyTree
Schedule of Investments [Line Items]
Equity securities with readily determinable fair values	26,696	132,143
Jiangsu Qusu
Schedule of Investments [Line Items]
Equity securities without readily determinable fair values		48,704
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
Schedule of Investments [Line Items]
Equity securities without readily determinable fair values	47,068
Equity method investments		48,639
Other investments
Schedule of Investments [Line Items]
Equity securities without readily determinable fair values	84,681	81,968
Equity method investments	102,314	132,607
Available-for-sale investments	108,567	92,664
Long term Investment In Third party technology Company
Schedule of Investments [Line Items]
Fair value option investment	7,258	7,484
Changing
Schedule of Investments [Line Items]
Available-for-sale investments	148,405	102,581
Hypen
Schedule of Investments [Line Items]
Available-for-sale investments		50,808
DaDa
Schedule of Investments [Line Items]
Available-for-sale investments		80,115
Ximalaya Inc
Schedule of Investments [Line Items]
Available-for-sale investments	$ 46,612	$ 20,017